ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended		24 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 15, 2014
State of incorporation			Nevada
Date of incorporation			Jan. 01, 2001
Shareholders and owners ownership			95.50%
Common stock par value	$ 0.001		$ 0.001	$ 0.001
Net loss	$ 2,278,045	$ 3,603,769	$ 8,116,603	$ 7,122,135
Negative working capital	2,355,142		4,750,656
Accumulated deficit	20,636,126		18,358,081	10,241,478
Restricted cash	133,231		133,198	133,065
Accounts receivable allowance for doubtful accounts	$ 155,000		$ 162,000	$ 210,000
Concentration risk	95.00%	91.00%	95.00%	90.00%
Stock based compensation expense	$ 129,098	$ 123,364	$ 497,271	$ 794,165
Antidilutive shares			101,200,639	72,900,080
Bazi [Member]
State of incorporation					Delaware
Date of incorporation					Jan. 01, 2012